Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories Net [Abstract]
Raw materials	$ 434,179	$ 896,766
Work in progress	1,688,000	1,324,655
Finished goods	227,526	399,022
Subtotal	2,349,705	2,620,443
Reserve for obsolete inventory		(6,894)
Total	$ 2,349,705	$ 2,613,549